UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08215

Name of Fund: BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniHoldings Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2008

Date of reporting period: 02/01/2008 – 04/30/2008

Item 1 – Schedule of Investments

BlackRock MuniHoldings Fund II, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 1.9%	Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
	5%, 1/01/24	$ 3,450	$ 3,001,534

Arizona - 7.9%	Arizona Health Facilities Authority Revenue Bonds
	(Catholic Healthcare West), Series A, 6.625%, 7/01/20	1,000	1,095,560
	Maricopa County, Arizona, IDA, Education Revenue Bonds
	(Arizona Charter Schools Project 1), Series A, 6.50%, 7/01/12	1,365	1,249,930
	Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds
	(America West Airlines Inc. Project), AMT, 6.30%, 4/01/23	2,060	1,801,326
	Pima County, Arizona, IDA, Education Revenue Bonds
	(Arizona Charter Schools Project), Series C, 6.75%, 7/01/31	980	990,702
	Pinal County, Arizona, COP, 5%, 12/01/29	1,000	989,540
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
	5%, 12/01/32	2,535	2,301,729
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
	5%, 12/01/37	3,550	3,173,310
	Show Low, Arizona, Improvement District Number 5,
	Special Assessment Bonds, 6.375%, 1/01/15	880	889,099

			12,491,196

California - 22.7%	Benicia, California, Unified School District, GO, Refunding, Series A,
	5.615%, 8/01/20 (a)(b)	2,000	1,076,480
	California Health Facilities Financing Authority Revenue Bonds
	(Sutter Health), Series A, 5.25%, 11/15/46	1,000	1,002,430
	California Pollution Control Financing Authority, PCR, Refunding
	(Pacific Gas & Electric), AMT, Series A, 5.35%, 12/01/16 (c)	5,130	5,320,323
	California State, GO, Refunding, 5%, 6/01/32	2,900	2,906,177
	California State Public Works Board, Lease Revenue Bonds
	(Department of Corrections), Series C, 5.25%, 6/01/28	5,200	5,282,680
	East Side Union High School District, California, Santa Clara County,
	GO (Election of 2002), Series D, 5%, 8/01/20 (d)	1,000	1,050,150
	Golden State Tobacco Securitization Corporation of California,
	Tobacco Settlement Revenue Bonds, Series A-3, 7.875%, 6/01/13 (e)	870	1,044,548
	Poway, California, Unified School District, Special Tax Bonds
	(Community Facilities District Number 6), Series A, 6.125%, 9/01/33	1,750	1,761,865
	Sacramento County, California, Airport System Revenue Bonds, AMT,
	Senior Series B, 5.25%, 7/01/39 (f)	1,545	1,522,721
	San Marino, California, Unified School District, GO, Series A,
	5.50%, 7/01/17 (b)(c)	1,820	1,223,841

Portfolio Abbreviations

To simplify the listings of BlackRock MuniHoldings Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
COP	Certificates of Participation	IDA	Industrial Development Authority
EDA	Economic Development Authority	IDR	Industrial Development Revenue Bonds
EDR	Economic Development Revenue Bonds	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
HDA	Housing Development Authority

BlackRock MuniHoldings Fund II, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	San Marino, California, Unified School District, GO, Series A,
	5.55%, 7/01/18 (b)(c)	$ 1,945	$ 1,234,569
	San Marino, California, Unified School District, GO, Series A,
	5.60%, 7/01/19 (b)(c)	2,070	1,237,405
	Sequoia, California, Unified High School District, GO, Refunding,
	Series B, 5.50%, 7/01/35 (f)	5,525	5,894,954
	Tracy, California, Area Public Facilities Financing Agency, Special Tax
	Refunding Bonds (Community Facilities District Number 87-1), Series H,
	5.875%, 10/01/19 (c)	4,925	5,283,934

			35,842,077

Colorado - 5.1%	Colorado Health Facilities Authority Revenue Bonds (Catholic Health),
	Series C-3, 5.10%, 10/01/41 (f)	1,880	1,884,380
	Colorado Health Facilities Authority Revenue Bonds (Catholic Health),
	Series C-7, 5%, 9/01/36 (f)	1,205	1,207,820
	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Poudre Valley Health Care), 5.20%, 3/01/31 (f)	365	371,030
	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Poudre Valley Health Care), Series B, 5.25%, 3/01/36 (f)	735	745,621
	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Poudre Valley Health Care), Series C, 5.25%, 3/01/40 (f)	1,300	1,317,004
	Elk Valley, Colorado, Public Improvement Revenue Bonds
	(Public Improvement Fee), Series A, 7.10%, 9/01/14	1,575	1,645,639
	Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
	(Public Improvement Fees), 8.125%, 12/01/25	860	863,750

			8,035,244

Connecticut -	Connecticut State Health and Educational Facilities Authority Revenue Bonds
3.0%	(Yale University), Series T-1, 4.70%, 7/01/29	2,300	2,329,969
	Connecticut State Health and Educational Facilities Authority Revenue Bonds
	(Yale University), Series X-3, 4.85%, 7/01/37	2,370	2,404,910

			4,734,879

Florida - 8.8%	Ballantrae, Florida, Community Development District, Capital Improvement
	Revenue Bonds, 6%, 5/01/35	1,600	1,572,704
	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds
	(JetBlue Airways Corp.), AMT, 6.50%, 11/15/36	1,515	1,251,284
	Highlands County, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds (Adventist Health System), Series G, 5.125%, 11/15/32	2,100	2,024,694
	Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt
	Cancer Center Project), Series A, 5.25%, 7/01/37	2,310	2,213,465
	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A,
	5.24%, 10/01/37 (b)(c)	1,765	339,551
	Midtown Miami Community Development District, Florida,
	Special Assessment Revenue Bonds, Series A, 6.25%, 5/01/37	2,450	2,268,700
	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Orlando Regional Healthcare), 6%, 12/01/12 (e)	2,400	2,696,424
	Palm Coast Park Community Development District, Florida,
	Special Assessment Revenue Bonds, 5.70%, 5/01/37	515	414,153

BlackRock MuniHoldings Fund II, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Preserve at Wilderness Lake Community Development District, Florida,
	Capital Improvement Bonds, Series A, 5.90%, 5/01/34	$ 1,245	$ 1,120,313

			13,901,288

Georgia - 4.0%	Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project),
	7.90%, 12/01/11 (e)	1,250	1,477,625
	Atlanta, Georgia, Tax Allocation Refunding Bonds (Atlantic Station Project), 5%,
	12/01/23 (i)	1,000	1,019,030
	Atlanta, Georgia, Tax Allocation Refunding Bonds (Atlantic Station Project),
	4.75%, 12/01/24 (i)	2,000	1,977,300
	Brunswick and Glynn County, Georgia, Development Authority, First
	Mortgage Revenue Bonds (Coastal Community Retirement Corporation Project),
	Series A, 7.25%, 1/01/35 (b)(j)(q)	1,535	1,028,450
	Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds,
	Series A, 6.375%, 7/15/38	865	865,476

			6,367,881

Idaho - 1.3%	Power County, Idaho, Industrial Development Corporation, Solid Waste Disposal
	Revenue Bonds (FMC Corporation Project), AMT, 6.45%, 8/01/32	2,000	2,015,440

Illinois - 2.7%	Chicago, Illinois, Special Assessment Bonds (Lake Shore East),
	6.75%, 12/01/32	1,000	1,009,950
	Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT, Sub-Series C-2,
	5.25%, 8/01/22	2,000	2,005,720
	Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place
	Project), Series A, 6%, 5/15/25	500	471,020
	Illinois State Finance Authority Revenue Bonds (Monarch Landing, Inc. Project),
	Series A, 7%, 12/01/37	720	706,723

			4,193,413

Louisiana - 4.0%	Louisiana Local Government Environmental Facilities and Community
	Development Authority Revenue Bonds (Westlake Chemical Corporation),
	6.75%, 11/01/32	2,500	2,450,175
	Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
	Missionaries of Our Lady Health System, Inc.), Series A, 5.25%, 8/15/36	2,500	2,477,950
	New Orleans, Louisiana, Financing Authority Revenue Bonds
	(Xavier University of Louisiana Project), 5.30%, 6/01/26 (c)	1,275	1,295,502

			6,223,627

Maryland - 5.7%	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A,
	5.25%, 9/01/39 (d)	7,765	8,018,372
	Maryland State Energy Financing Administration, Limited Obligation Revenue
	Bonds (Cogeneration-AES Warrior Run), AMT, 7.40%, 9/01/19	1,050	1,010,152

			9,028,524

Massachusetts -	Massachusetts State Development Finance Agency Revenue Bonds
4.6%	(Neville Communities Home), Series A, 5.75%, 6/20/22 (k)	600	653,052
	Massachusetts State Development Finance Agency Revenue Bonds
	(Neville Communities Home), Series A, 6%, 6/20/44 (k)	1,500	1,591,125
	Massachusetts State, HFA, Housing Revenue Bonds, AMT, Series A,
	5.25%, 12/01/48	2,100	1,966,713

BlackRock MuniHoldings Fund II, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Massachusetts State School Building Authority, Dedicated Sales Tax
	Revenue Bonds, Series A, 5%, 8/15/30 (f)	$ 3,000	$ 3,067,830

			7,278,720

Michigan - 3.9%	Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds
	(Hurley Medical Center), Series A, 6%, 7/01/20 (l)	1,100	1,067,583
	Michigan State Strategic Fund, Limited Obligation Revenue Refunding
	Bonds (Detroit Edison Company Pollution Control Project), AMT, Series C,
	5.65%, 9/01/29 (d)	5,000	5,052,450

			6,120,033

Minnesota - 3.9%	Minneapolis, Minnesota, Community Development Agency,
	Supported Development Revenue Refunding Bonds (Common Bond),
	Series G-3, 5.35%, 12/01/11 (e)	1,680	1,815,022
	Minnesota State Municipal Power Agency, Electric Revenue Bonds,
	5.25%, 10/01/21	4,220	4,379,854

			6,194,876

Mississippi - 1.6%	Mississippi Business Finance Corporation, Mississippi, PCR,
	Refunding (System Energy Resources Inc. Project), 5.875%, 4/01/22	2,000	1,983,760
	Mississippi Business Finance Corporation, Mississippi, PCR,
	Refunding (System Energy Resources Inc. Project), 5.90%, 5/01/22	500	494,840

			2,478,600

Missouri - 1.9%	Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds
	(Gravois Bluffs), 7%, 10/01/11 (e)	950	1,084,169
	Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds
	(Bishop Spencer Place), Series A, 6.50%, 1/01/35	1,000	967,950
	Missouri State Development Finance Board, Infrastructure Facilities Revenue
	Refunding Bonds (Branson), Series A, 5.50%, 12/01/32	1,000	942,200

			2,994,319

New Jersey -	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29	4,050	3,957,741
9.9%	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31	1,890	1,776,978
	New Jersey EDA, Retirement Community Revenue Bonds
	(Cedar Crest Village Inc. Facility), Series A, 7.25%, 11/15/11 (e)	1,000	1,153,150
	New Jersey EDA, Retirement Community Revenue Bonds
	(Seabrook Village Inc.), Series A, 8.125%, 11/15/10 (e)	2,000	2,287,440
	New Jersey EDA, Special Facility Revenue Bonds
	(Continental Airlines Inc. Project), AMT, 6.625%, 9/15/12	2,000	1,922,600
	New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C,
	5%, 1/01/30 (f)	2,500	2,549,525
	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
	Revenue Bonds, 7%, 6/01/13 (e)	1,725	2,026,375

			15,673,809

New York - 8.3%	Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds
	(Saint Francis Hospital), Series A, 7.50%, 3/01/29	900	954,738
	New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C,
	6.80%, 6/01/28	415	431,442
	New York City, New York, City IDA, Special Facility Revenue Bonds
	(Continental Airlines Inc. Project), AMT, 8%, 11/01/12	525	523,441

BlackRock MuniHoldings Fund II, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	New York City, New York, City IDA, Special Facility Revenue Bonds
	(Continental Airlines Inc. Project), AMT, 8.375%, 11/01/16	$ 525	$ 528,791
	New York City, New York, Sales Tax Asset Receivable Corporation Revenue
	Bonds, Series A, 5%, 10/15/20 (c)	3,855	4,090,155
	Tobacco Settlement Financing Corporation of New York Revenue Bonds,
	Series A-1, 5.50%, 6/01/15	1,100	1,135,783
	Tobacco Settlement Financing Corporation of New York Revenue Bonds,
	Series A-1, 5.50%, 6/01/18	2,400	2,513,184
	Tobacco Settlement Financing Corporation of New York Revenue Bonds,
	Series C-1, 5.50%, 6/01/22	1,100	1,145,914
	Westchester County, New York, IDA, Continuing Care Retirement, Mortgage
	Revenue Bonds (Kendal on Hudson Project), Series A, 6.50%, 1/01/13 (e)	1,575	1,786,979

			13,110,427

North Carolina -	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
1.3%	Series D, 6.75%, 1/01/26	2,000	2,096,600

Ohio - 1.0%	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
	Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	1,565	1,521,712

Pennsylvania -	Pennsylvania Economic Development Financing Authority,
3.9%	Exempt Facilities Revenue Bonds (National Gypsum Company),
	AMT, Series A, 6.25%, 11/01/27	2,750	2,398,165
	Philadelphia, Pennsylvania, Authority for IDR, Commercial Development,
	7.75%, 12/01/17	540	540,545
	Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds
	(Guthrie Healthcare System), Series B, 7.125%, 12/01/11 (e)	2,630	3,179,065

			6,117,775

Rhode Island -	Rhode Island State Health and Educational Building Corporation, Hospital
1.6%	Financing Revenue Bonds (Lifespan Obligation Group), 6.50%, 8/15/12 (e)	2,190	2,487,884

South Carolina -	Medical University Hospital Authority, South Carolina, Hospital Facilities
3.0%	Revenue Refunding Bonds, Series A, 6.375%, 8/15/12 (e)	2,080	2,361,486
	South Carolina Jobs, EDA, EDR (Westminster Presbyterian Center),
	7.75%, 11/15/10 (e)	2,000	2,289,980

			4,651,466

South Dakota -	South Dakota State Health and Educational Facilities Authority Revenue Bonds
0.8%	(Sanford Health), 5%, 11/01/40	1,350	1,278,545

Tennessee - 5.5%	Hardeman County, Tennessee, Correctional Facilities Corporation Revenue
	Bonds, Series B, 7.375%, 8/01/17	2,200	2,156,044
	Shelby County, Tennessee, Health, Educational and Housing Facility Board,
	Hospital Revenue Refunding Bonds (Methodist Healthcare), 6.50%, 9/01/12 (e)	3,450	3,946,420
	Shelby County, Tennessee, Health, Educational and Housing Facility Board,
	Hospital Revenue Refunding Bonds (Saint Jude Children's Research Hospital),
	5%, 7/01/31	2,500	2,518,175

			8,620,639

Texas - 7.3%	Bell County, Texas, Health Facilities Development Corporation,
	Hospital Revenue Bonds (Scott & White Memorial Hospital), VRDN,
	Series B-2, 2.70%, 8/15/29 (c)(h)	2,000	2,000,000

BlackRock MuniHoldings Fund II, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
	Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7,
	6.625%, 5/15/33	$ 2,500	$2,562,675
	Houston, Texas, Health Facilities Development Corporation,
	Retirement Facility Revenue Bonds (Buckingham Senior Living Community),
	Series A, 7.125%, 2/15/14 (e)	1,300	1,574,313
	Matagorda, Texas, Hospital District Revenue Bonds, 5%, 2/15/35 (m)	3,265	3,129,927
	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue
	Bonds, 5.50%, 8/01/23	1,130	1,131,051
	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue
	Bonds, 5.50%, 8/01/24	1,035	1,031,605

			11,429,571

Vermont - 0.7%	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds
	(Developmental and Mental Health), Series A, 6.50%, 6/15/32	1,000	1,023,570

Virginia - 12.7%	Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and Power
	Company), Series B, 5.875%, 6/01/17	575	611,167
	Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company),
	Series A, 5.875%, 6/01/17	425	450,253
	Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds,
	AMT, Series A, 6.10%, 2/01/11 (g)	5,000	5,267,300
	Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior
	Series B, 7.35%, 8/15/08 (b)(e)	18,400	5,192,480
	Tobacco Settlement Financing Corporation of Virginia, Asset-Backed Revenue
	Bonds, 5.625%, 6/01/15 (e)	2,185	2,443,857
	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H,
	Sub-Series H-1, 5.35%, 7/01/31 (c)	1,725	1,740,456
	Virginia State, HDA, Rental Housing Revenue Bonds, AMT, Series B,
	5.625%, 8/01/11	1,095	1,136,654
	Virginia State, HDA, Revenue Bonds, AMT, Series D, 6%, 4/01/24	3,200	3,247,360

			20,089,527

Washington -	Central Puget Sound Regional Transportation Authority, Washington,
1.5%	Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (f)	1,355	1,391,097
	Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing
	Project), 6.125%, 12/01/32	985	983,069

			2,374,166

Wisconsin - 0.8%	Wisconsin State Health and Educational Facilities Authority Revenue Bonds
	(SynergyHealth Inc.), 6%, 11/15/32	1,360	1,329,237

Puerto Rico -	Puerto Rico Commonwealth Highway and Transportation Authority,
2.0%	Transportation Revenue Refunding Bonds, Series N, 5.25%, 7/01/36 (i)	1,945	2,076,151
	Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
	Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
	Series A, 6.45%, 12/01/25	1,550	1,145,280

			3,221,431

U.S. Virgin	Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
Islands - 1.7%	(Hovensa Coker Project), AMT, 6.50%, 7/01/21	2,680	2,748,903

	Total Municipal Bonds (Cost - $225,045,304) - 145.0%		228,676,913

BlackRock MuniHoldings Fund II, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (n)	Par (000)	Value

California - 3.2%	San Jose, California, Airport Revenue Refunding Bonds, Series A,
	5.50%, 3/01/32 (g)	$ 3,780	$ 3,808,615
	Tustin, California, Unified School District, Senior Lien Special Tax Bonds
	(Community Facilities District Number 97-1), 5%, 9/01/32 (f)	1,250	1,265,950

			5,074,565

New York - 2.1%	New York City, New York, Sales Tax Asset Receivable Corporation Revenue
	Bonds, Series A, 5.25%, 10/15/27 (g)	3,205	3,338,624

Texas - 5.9%	Harris County, Texas, Toll Road Revenue Refunding Bonds, Senior Lien,
	Series A, 5.25%, 8/15/35 (f)	8,730	9,270,387

Virginia - 5.0%	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H,
	Sub-Series H-1, 5.375%, 7/01/36 (b)	7,900	7,926,702

	Total Municipal Bonds Transferred to Tender Option Bond Trusts
	(Cost - $25,914,118) - 16.2%		25,610,278

	Short-Term Securities	Shares

	Merrill Lynch Institutional Tax-Exempt Fund, 2.49% (o)(p)	11,703	11,703

	Total Short-Term Securities (Cost - $11,703) - 0.0%		11,703

	Total Investments (Cost - $250,971,125*) - 161.2%		254,298,894
	Other Assets Less Liabilities - 1.9%		2,971,835
	Liability for Trust Certificates, Including Interest Expense Payable - (7.9%)		(12,496,909)
	Preferred Stock, at Redemption Value - (55.2%)		(87,045,816)

	Net Assets Applicable to Common Stock - 100.0%		$ 157,728,004

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 238,578,129

Gross unrealized appreciation	$ 9,129,716
Gross unrealized depreciation	(5,838,952)

Net unrealized appreciation	$ 3,290,764

(a)	FGIC Insured.

(b)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(c)	MBIA Insured.

(d)	XL Capital Insured.

(e)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as, retire the bond in full at the date indicated, typically at a premium to par.

(f)	FSA Insured.

(g)	AMBAC Insured.

(h)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(i)	Assured Guaranty Insured.

(j)	Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(k)	GNMA Collateralized.

(l)	ACA Insured.

(m)	FHA Insured.

(n)	Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

BlackRock MuniHoldings Fund II, Inc.

Schedule of Investments as of April 30, 2008 (Unaudited)

(o)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income

Merrill Lynch Institutional Tax-Exempt Fund	(36)	$262

(p)	Represents the current yield as of report date.

(q)	Security is illiquid.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund II, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniHoldings Fund II, Inc.

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: June 23, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: June 23, 2008